Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Outstanding Convertible Preferred Stock Warrants

The key terms of the outstanding convertible preferred stock warrants are summarized in the following table:

	Warrants Outstanding
	Warrants Outstanding December 31, 2017	Warrants Outstanding December 31, 2018	Exercise Price	Expiration
Series A-1 convertible preferred stock warrants	128,259	—	$3.09636	Various dates in 2018
Series A-1 convertible preferred stock warrants	54,903	54,903	$3.09636	June 2024

Total convertible preferred stock warrants	183,162	54,903

Fair Value Warrants Using Black-Scholes Option Pricing Model

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions:

	December 31,
	2017	2018
Expected term (in years)	0-6.5	5.5
Expected volatility	19.8%-42.3%	42.8%
Risk-free interest rate	1.1%-1.8%	2.9%
Expected dividend yield	0%	0%